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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Management, Inc.
                 -------------------------------
   Address:      One E Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

Form 13F File Number: 28-5972
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

   Arjen Kuyper                       Reno, Nevada        May 12, 2003
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                      FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABLE LABORATORIES INC COM NEW  COM              00371N407      311    22000 SH       SOLE                    22000
Aceto Corp                     COM              004446100      769    60000 SH       SOLE                    60000
Adobe Systems Inc              COM              00724F101     5494   178200 SH       SOLE                   178200
Adtran Inc                     COM              00738A106      205     5700 SH       SOLE                     5700
Affiliated Comp Svcs  -Cl A    COM              008190100     2474    55900 SH       SOLE                    55900
Aflac Inc                      COM              001055102      333    10385 SH       SOLE                    10385
Airgas Inc                     COM              009363102      248    13400 SH       SOLE                    13400
Amazon.Com Inc                 COM              023135106     5749   220875 SH       SOLE                   220875
American Pharmaceutical        COM              02886P109     1149    60000 SH       SOLE                    60000
American Pwr Cnvrsion          COM              029066107     4450   312472 SH       SOLE                   312472
Amgen Inc                      COM              031162100      646    11225 SH       SOLE                    11225
Analogic Corp                  COM              032657207      624    13700 SH       SOLE                    13700
Apache Corp                    COM              037411105     3078    49849 SH       SOLE                    49849
Apollo Group Inc  -Cl A        COM              037604105     3157    63265 SH       SOLE                    63265
Apollo Group Inc Com Unv Phoen COM              037604204      405     9500 SH       SOLE                     9500
Applied Materials Inc          COM              038222105      510    40530 SH       SOLE                    40530
Artisan Components Inc Com     COM              042923102      367    22685 SH       SOLE                    22685
Avid Technology Inc            COM              05367P100      467    21057 SH       SOLE                    21057
Avocent Corp                   COM              053893103      224     9600 SH       SOLE                     9600
Ball Corp                      COM              058498106     3592    64490 SH       SOLE                    64490
Barr Laboratories Inc          COM              068306109     3027    53100 SH       SOLE                    53100
Bea Systems Inc                COM              073325102     1535   151400 SH       SOLE                   151400
Bed Bath & Beyond Inc          COM              075896100      449    12985 SH       SOLE                    12985
Benchmark Electronics Inc      COM              08160H101      312    11000 SH       SOLE                    11000
Biosite Inc                    COM              090945106      269     7000 SH       SOLE                     7000
Boston Scientific Corp         COM              101137107     2345    57535 SH       SOLE                    57535
Briggs & Stratton              COM              109043109      712    18340 SH       SOLE                    18340
Burlington Resources Inc       COM              122014103      670    14045 SH       SOLE                    14045
Capitol Federal Financial      COM              14057C106      900    30000 SH       SOLE                    30000
Career Education Corp          COM              141665109     3209    65600 SH       SOLE                    65600
Central Garden & Pet Co        COM              153527106      714    33000 SH       SOLE                    33000
Checkfree Corp                 COM              162813109      899    40000 SH       SOLE                    40000
Cisco Systems Inc              COM              17275R102      410    31610 SH       SOLE                    31610
Citrix Systems Inc             COM              177376100     4656   353820 SH       SOLE                   353820
Clarcor Inc Com                COM              179895107      286     7900 SH       SOLE                     7900
Clorox Co/De                   COM              189054109      577    12495 SH       SOLE                    12495
Coach Inc Com                  COM              189754104     3886   101375 SH       SOLE                   101375
Cognizant Tech Solutions       COM              192446102      419     6220 SH       SOLE                     6220
Cognos Inc                     COM              19244C109     4590   202000 SH       SOLE                   202000
Community First Bankshares     COM              203902101      255    10000 SH       SOLE                    10000
Connetics Corp                 COM              208192104      837    50000 SH       SOLE                    50000
Corinthian Colleges Inc        COM              218868107     1621    41040 SH       SOLE                    41040


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

Cray Inc                       COM              225223106      421    63645 SH       SOLE                    63645
Cyberguard Corp Com            COM              231910100      151    26500 SH       SOLE                    26500
Cyberonics Inc                 COM              23251P102      263    12300 SH       SOLE                    12300
Daktronics Inc                 COM              234264109     1353    87000 SH       SOLE                    87000
Dean Foods Co                  COM              242370104     3210    74800 SH       SOLE                    74800
Dell Computer Corp             COM              247025109      824    30190 SH       SOLE                    30190
Denbury Resources Inc          COM              247916208      146    13500 SH       SOLE                    13500
Devon Energy Corporation       COM              25179M103     3424    71000 SH       SOLE                    71000
Dionex Corp                    COM              254546104      809    24485 SH       SOLE                    24485
Ebay Inc                       COM              278642103     1553    18210 SH       SOLE                    18210
Echostar Commun Corp  -Cl A    COM              278762109      630    21815 SH       SOLE                    21815
Electronic Arts Inc            COM              285512109     5789    98725 SH       SOLE                    98725
Emulex Corp                    COM              292475209      306    16000 SH       SOLE                    16000
Entergy Corp                   COM              29364G103     1101    22870 SH       SOLE                    22870
Exult Inc Del Com              COM              302284104      657    89665 SH       SOLE                    89665
Fidelity National Information  COM              31620P109      239    13500 SH       SOLE                    13500
Findwhat Com Com               COM              317794105      173    16500 SH       SOLE                    16500
First Data Corp                COM              319963104      485    13095 SH       SOLE                    13095
First Virginia Banks Inc.      COM              337477103     2338    59600 SH       SOLE                    59600
Flagstar Bancorp Inc Com       COM              337930101      791    30000 SH       SOLE                    30000
Forest Laboratories  -Cl A     COM              345838106      560    10380 SH       SOLE                    10380
Foundry Networks Inc           COM              35063R100      710    88265 SH       SOLE                    88265
Fox Entertainment Group Inc    COM              35138T107      594    22255 SH       SOLE                    22255
Freds Inc                      COM              356108100      223     8000 SH       SOLE                     8000
Fti Consulting Inc             COM              302941109      596    12900 SH       SOLE                    12900
Garmin Ltd Ord                 COM              G37260109     2648    73955 SH       SOLE                    73955
Gilead Sciences Inc            COM              375558103     2408    57350 SH       SOLE                    57350
Hanger Orthopedic Grp          COM              41043F208      123    10780 SH       SOLE                    10780
Harman International Inds      COM              413086109      948    16185 SH       SOLE                    16185
Headwaters Inc                 COM              42210P102      254    18050 SH       SOLE                    18050
Hewlett-Packard Co             COM              428236103      349    22450 SH       SOLE                    22450
Hudson City Bancorp            COM              443683107     3420   168975 SH       SOLE                   168975
Imation Corp                   COM              45245A107      421    11300 SH       SOLE                    11300
Immucor Inc                    COM              452526106      522    23885 SH       SOLE                    23885
Impac Mortgage Hldgs Inc       COM              45254P102      313    24075 SH       SOLE                    24075
Imperial Oil Ltd               COM              453038408      382    11870 SH       SOLE                    11870
Inamed Corp                    COM              453235103     1151    32165 SH       SOLE                    32165
Integrated Circuit Systems     COM              45811K208      783    36060 SH       SOLE                    36060
Interdigital Commun Corp       COM              45866A105     1414    62461 SH       SOLE                    62461
Intl Business Machines Corp    COM              459200101      711     9060 SH       SOLE                     9060
Intl Game Technology           COM              459902102     3423    41800 SH       SOLE                    41800
Intuit Inc                     COM              461202103     3217    86485 SH       SOLE                    86485
Iomega Corp                    COM              462030305      250    22500 SH       SOLE                    22500
J2 Global Communicatns Com New COM              46626E205      430    15190 SH       SOLE                    15190
Jacobs Engineering Group Inc   COM              469814107     3394    80800 SH       SOLE                    80800
Jarden Corporation             COM              471109108      240     9240 SH       SOLE                     9240
Johnson & Johnson              COM              478160104      441     7615 SH       SOLE                     7615
Kellwood Co                    COM              488044108      228     7870 SH       SOLE                     7870


                                      2

Lexmark Intl Inc  -Cl A        COM              529771107     4872    72775 SH       SOLE                    72775
Lincare Holdings Inc           COM              532791100     2885    94000 SH       SOLE                    94000
Lowes Cos                      COM              548661107      294     7200 SH       SOLE                     7200
Mattel Inc                     COM              577081102     2916   129600 SH       SOLE                   129600
Medicines Co                   COM              584688105      311    16700 SH       SOLE                    16700
Memc Electronic Matrials Inc   COM              552715104      936    83200 SH       SOLE                    83200
Mercury Interactive Corp       COM              589405109     3898   131350 SH       SOLE                   131350
Microsoft Corp                 COM              594918104      507    20935 SH       SOLE                    20935
Moodys Corp                    COM              615369105     4674   101100 SH       SOLE                   101100
Movie Gallery Inc              COM              624581104      229    13160 SH       SOLE                    13160
Mylan Laboratories             COM              628530107     2830    98435 SH       SOLE                    98435
Nautica Enterprises Inc        COM              639089101      218    22500 SH       SOLE                    22500
Netscreen Technologies Com     COM              64117V107      608    36230 SH       SOLE                    36230
Nextel Communications          COM              65332V103     2539   189585 SH       SOLE                   189585
Nissan Motor Co. Ltd.          COM              654744408      381    28630 SH       SOLE                    28630
Nu Skin Enterprises  -Cl A     COM              67018T105      151    15000 SH       SOLE                    15000
Nvidia Corp                    COM              67066G104     3621   281100 SH       SOLE                   281100
Officemax Inc                  COM              67622M108      191    37000 SH       SOLE                    37000
Option Care, Inc.              COM              683948103      178    21000 SH       SOLE                    21000
P.F. Chang's China Bistro, Inc COM              69333Y108      296     8000 SH       SOLE                     8000
Paccar Inc                     COM              693718108     3087    61400 SH       SOLE                    61400
Pacific Capital Bancorp        COM              69404P101      247     8200 SH       SOLE                     8200
Pacific Sunwear Calif Inc      COM              694873100     1353    66500 SH       SOLE                    66500
Panera Bread Co                COM              69840W108      213     7000 SH       SOLE                     7000
Patina Oil & Gas Corp          COM              703224105     1480    45000 SH       SOLE                    45000
Patterson-Uti Energy Inc       COM              703481101      969    30000 SH       SOLE                    30000
Pervasive Software Inc         COM              715710109      178    40000 SH       SOLE                    40000
Pinnacle Systems Inc           COM              723481107      104    10000 SH       SOLE                    10000
Pixar Com                      COM              725811103     5398    99782 SH       SOLE                    99782
Progressive Corp-Ohio          COM              743315103      601    10125 SH       SOLE                    10125
Qlogic Corp                    COM              747277101     5710   153750 SH       SOLE                   153750
Qualcomm Inc                   COM              747525103      615    17070 SH       SOLE                    17070
Quiksilver Inc                 COM              74838C106      208     6780 SH       SOLE                     6780
Rare Hospitality Intl Inc      COM              753820109      968    34780 SH       SOLE                    34780
Rockwell Intl Corp             COM              773903109     3778   182525 SH       SOLE                   182525
Rollins Inc                    COM              775711104      212     9195 SH       SOLE                     9195
SLM Corporation                COM              78442P106      882     7950 SH       SOLE                     7950
Safenet Inc                    COM              78645R107      205    10000 SH       SOLE                    10000
Sanfillippo John B Son Com     COM              800422107      291    20300 SH       SOLE                    20300
Scientific Games Corp Cl A     COM              80874P109       94    17470 SH       SOLE                    17470
Select Comfort Corp Com        COM              81616X103      565    56000 SH       SOLE                    56000
Shopko Stores Inc              COM              824911101      117    10040 SH       SOLE                    10040
Sierra Health Services         COM              826322109      159    12325 SH       SOLE                    12325
Spartan Motors Inc             COM              846819100      131    15000 SH       SOLE                    15000
Sports Authority Inc           COM              849176102      126    18000 SH       SOLE                    18000
St Jude Medical Inc            COM              790849103     3237    66400 SH       SOLE                    66400
Sterling Bancshares Inc.       COM              858907108      254    21400 SH       SOLE                    21400
Stewart Information Services   COM              860372101      279    12000 SH       SOLE                    12000


                                      3

Storage Technology Cp          COM              862111200     2373   117340 SH       SOLE                   117340
Stryker Corp                   COM              863667101      620     9035 SH       SOLE                     9035
Symantec Corp                  COM              871503108     5983   152700 SH       SOLE                   152700
Sysco Corp                     COM              871829107      238     9365 SH       SOLE                     9365
Tbc Corp                       COM              872180104      756    54000 SH       SOLE                    54000
Tetra Tech Inc                 COM              88162G103     1131    80000 SH       SOLE                    80000
Tivo Inc Com                   COM              888706108       60    11814 SH       SOLE                    11814
Tractor Supply Co              COM              892356106      360    10890 SH       SOLE                    10890
U S Industries Inc             COM              912080108      289    73000 SH       SOLE                    73000
US Oncology Inc Com            COM              90338W103      119    16700 SH       SOLE                    16700
Ugi Corp New Com               COM              902681105      274     6000 SH       SOLE                     6000
United Online, Inc.            COM              911268100      345    20000 SH       SOLE                    20000
United Therapeutics Corp       COM              91307C102     1293    75000 SH       SOLE                    75000
Varian Medical Sytems Inc      COM              92220P105     5468   101395 SH       SOLE                   101395
Wal-Mart Stores                COM              931142103      523    10055 SH       SOLE                    10055
Webmd Corp                     COM              94769M105     2413   267500 SH       SOLE                   267500
Western Digital Corp           COM              958102105     1355   149550 SH       SOLE                   149550
Wrigley (Wm) Jr Co             COM              982526105      413     7310 SH       SOLE                     7310
Yahoo Inc                      COM              984332106      597    24875 SH       SOLE                    24875
Zimmer Hldgs Inc Com           COM              98956P102     1994    41000 SH       SOLE                    41000


                                      4